INCOME TAXES - Reconciliation net liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Recognized in net income (loss)	$ (134)	$ 3	$ (340)
Foreign exchange	60	19	101
Deferred tax liability related to property, plant and equipment revaluations	3,516	2,755	2,362
The taxable temporary difference attributable to Brookfield Renewables interest in its subsidiaries	2,633	3,392	3,293
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	638	622	346
Recognized in net income (loss)	255	16	276
Recognized in equity	(52)	0	0
Business combination	30	0	0
Foreign exchange	(2)	0	0
Balance, end of year	869	638	622
Difference between tax and carrying value
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(4,224)	(3,832)	(2,786)
Recognized in net income (loss)	(121)	(19)	64
Recognized in equity	(766)	(383)	(1,039)
Business combination	20	(9)	(172)
Foreign exchange	62	19	101
Balance, end of year	(5,029)	(4,224)	(3,832)
Net deferred tax (liabilities) assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(3,586)	(3,210)	(2,440)
Recognized in net income (loss)	134	(3)	340
Recognized in equity	(818)	(383)	(1,039)
Business combination	50	(9)	(172)
Foreign exchange	60	19	101
Balance, end of year	$ (4,160)	$ (3,586)	$ (3,210)